Commitment and Contingencies - Leases (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021 USD ($) store	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) store	Jun. 30, 2020 USD ($)	Mar. 31, 2021 USD ($)	Mar. 01, 2021 store	Dec. 31, 2020 USD ($)	Aug. 26, 2020 USD ($) ft²
Lessee, Lease, Description [Line Items]
Total lease commitment	$ 35,118		$ 35,118
Selling and administrative expenses
Lessee, Lease, Description [Line Items]
Rental expense	$ 2,000	$ 600
Cost of sales
Lessee, Lease, Description [Line Items]
Rental expense			$ 3,300	$ 1,100
TLA
Lessee, Lease, Description [Line Items]
Number of stores | store	41		41			41
Minimum | TLA
Lessee, Lease, Description [Line Items]
Lease term	2 years		2 years
Maximum | TLA
Lessee, Lease, Description [Line Items]
Lease term	10 years		10 years
Average | TLA
Lessee, Lease, Description [Line Items]
Lease term	5 years		5 years
Letter of Credit
Lessee, Lease, Description [Line Items]
Cash collaterized letters of credit					$ 2,000		$ 2,000
Los Angeles [Member]
Lessee, Lease, Description [Line Items]
Lease term	7 years		7 years
Phoenix Arizona [Member]
Lessee, Lease, Description [Line Items]
Tenant improvement allowance			$ 800
Area of real estate property | ft²								51,962
Total lease commitment								$ 4,100
Phoenix Arizona [Member] | Minimum
Lessee, Lease, Description [Line Items]
Lease renewal term								5 years
Phoenix Arizona [Member] | Maximum
Lessee, Lease, Description [Line Items]
Lease renewal term								10 years